MASSMUTUAL PREMIER FUNDS

Supplement dated October 30, 2009 to the

Class A Prospectus dated March 2, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the Money Market Fund:

Effective July 27, 2009, Class L shares of the Money Market Fund are no longer available.

The following information supplements the information for the Money Market Fund found on page 4 in the section titled Principal Investment Strategies and Risks:

The Fund may enter into reverse repurchase transactions and forward commitments.

The following information pertains to the Small Capitalization Value Fund:

Effective October 23, 2009 (the “Termination Date”), the Small Capitalization Value Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

The following information replaces similar information found on page 72 for the Strategic Emerging Markets Fund in the section titled Baring Prior Performance for Similar Accounts:

During the periods shown above, the highest quarterly return was 27.47% for the quarter ended December 31, 2001 and the lowest was -26.01% for the quarter ended September 30, 2008.

The following information replaces similar information found on page 72 for the Strategic Emerging Markets Fund in the section titled Baring Average Annual Total Returns for Similar Accounts:

	One Year	Five Years	Since Inception (7/1/99)
Baring Composite
Class A*	-52.21%	7.72%	5.77%

MSCI® EM Index^	-53.33%	7.66%	5.70%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000A-09-06

MASSMUTUAL PREMIER FUNDS

Supplement dated October 30, 2009 to the

Prospectus dated March 2, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the Money Market Fund:

Effective July 27, 2009, Class L shares of the Money Market Fund are no longer available.

The following information supplements the information for the Money Market Fund found on page 4 in the section titled Principal Investment Strategies and Risks:

The Fund may enter into reverse repurchase transactions and forward commitments.

The following information pertains to the Small Capitalization Value Fund:

Effective October 23, 2009 (the “Termination Date”), the Small Capitalization Value Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

The following information replaces similar information found on page 74 for the Strategic Emerging Markets Fund in the section titled Baring Prior Performance for Similar Accounts:

During the periods shown above, the highest quarterly return was 27.62% for the quarter ended December 31, 2001 and the lowest was -25.91% for the quarter ended September 30, 2008.

The following information replaces similar information found on page 74 for the Strategic Emerging Markets Fund in the section titled Baring Average Annual Total Returns for Similar Accounts:

	One Year	Five Years	Since Inception (7/1/99)
Baring Composite
Class S*	-49.03%	9.54%	6.96%
Class Y*	-49.08%	9.44%	6.85%
Class L*	-49.16%	9.27%	6.69%
Class A*	-52.21%	7.72%	5.77%
Class N*	-49.99%	8.69%	6.12%

MSCI® EM Index^	-53.33%	7.66%	5.70%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-09-06